Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

11. Related Party Transactions

Starting in September 2006, the Company entered into a series of consulting agreements with one of its stockholders whom previously served as chairman, president and CEO of the Company. The Company paid $45,000 and $30,000, for the three months ended March 31, 2015 and 2014, respectively, in consulting fees to this related party.

Also on September 19, 2014, the Company granted the consultant warrants to purchase up to 3% of the Company’s fully diluted shares of common stock outstanding as of the date of closing of the Merger totaling 699,671 shares of Common Stock of at a strike price of $1.00 per share, with a 7 year term to a consultant. The warrant will vest over a two-year period from the effective date, with 33.33% of the shares subject to the warrant becoming vested and exercisable on the date that the consulting agreement is executed, 33.33% of the shares subject to the option becoming vested and exercisable on the date that is twelve (12) months after the effective date, and 33.34% of the shares subject to the warrant vesting and becoming exercisable on the date that is twenty four (24) months after the effective date. The initial fair value of the warrant was estimated at an aggregate value of $614,049, using the Black-Scholes option pricing model with the following assumptions at the date of issuance: expected volatility of 113.7%, risk-free interest rate of 2.29%, contractual term of 7 years and dividend yield of 0%. The fair value on the warrant was recorded as general and administrative expense and amortized over the term of the agreement. As of March 31, 2015, all costs associated with the warrants were recognized.

On February 29, 2015, the Company terminated the consulting contract. As per the contract the consultant was provided a ninety day notice and all warrants issued became fully vested.

In September 2014, the Company entered into a consulting agreement with MTF, which has agreed to provide the services of Mr. Michael Schuler to the Company as a contractor. Pursuant to the agreement, Mr. Schuler will serve as the Company’s Interim Chief Executive Officer for a period of 6 months. The agreement shall automatically renew for successive three (3) month periods unless either party provides written notice to the other party at least 10 days in advance of the renewal term of its decision not to renew the term. The agreement is intended to be temporary in nature, and will cease once the Company retains a permanent Chief Executive Officer. There are no payments due to MTF or Mr. Schuler with respect to any change in control of the Company or termination of the consulting agreement. For the three months ended March 31, 2015, the Company recognized $45,000 of expense related to this contract.

See Note 6 for related party notes payable to MTF.

11. Related Party Transactions

In September 2006, the Company entered into a consulting agreement with one of its stockholders whom previously served as chairman, president and CEO of the Company. The Company paid $178,597 and $120,000, respectively, for the years ended December 31, 2014 and 2013 in consulting fees to this related party. Additionally, on September 19, 2014 the Company issued a warrant to purchase 699,671 shares of the Company’s common stock. (See Note 8)

One of the Company’s co-founders had previously provided research and development consulting services to the Company and earned an aggregate of $320,000 of fees from inception to January 2010. Of the $320,000, $52,500 has been deferred for payment until the Company’s next equity financing. As of December 31, 2013, the $52,500 deferred payment was included in the accrued expenses. On October 27, 2014 the deferred payment was fully paid.

In September 2013 the Company entered into a consulting agreement with MTF for the services of Michael Schuler. Immediately following the Merger, the Company entered into a consulting agreement with MTF, which has agreed to provide the services of Mr. Schuler to the Company as a contractor. Pursuant to the agreement, Mr. Schuler will serve as the Company’s Interim Chief Executive Officer for a period of 6 months. The agreement shall automatically renew for successive three (3) month periods unless either party provides written notice to the other party at least 10 days in advance of the renewal term of its decision not to renew the term. The agreement is intended to be temporary in nature, and will cease once the Company retains a permanent Chief Executive Officer. There are no payments due to MTF or Mr. Schuler with respect to any change in control of the Company or termination of the consulting agreement. For the year ended December 31, 2014, the Company recognized $47,500 of expense related to this contract.

See Note 6 for related party notes payable to MTF.

See Note 12 for related party transactions with AFH